Intangible Assets (Tables) - Hippo Enterprises Inc And Subsidiaries [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Intangible Assets Disclosure [Line Items]
Schedule of finite lived intangible assets

		June 30, 2021			December 31, 2020
	Weighted- Average Useful Life Remaining (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
		(in millions)			(in millions)
Agency and carrier	7.9	$13.5	$(0.9)	$12.6	$13.5	$(0.1)	$13.4
State licenses and domain name	Indefinite	10.5	—	10.5	7.1	—	7.1
Customer relationships	3.8	13.2	(4.9)	8.3	13.2	(3.8)	9.4
Developed technology	1.3	3.6	(2.0)	1.6	3.6	(1.4)	2.2
VOBA	1.2	0.1	—	0.1	0.1	—	0.1
Other	7.1	1.9	(0.4)	1.5	1.9	(0.2)	1.7

Total intangible assets, net		$42.8	$(8.2)	$34.6	$39.4	$(5.5)	$33.9

The gross carrying amounts, accumulated amortization, and net carrying amounts of the Company’s amortizable intangible assets are presented in the table below (in millions):

		As of December 31,
		2020			2019
	Weighted- Average Useful Life Remaining (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	4.3	$13.2	$(3.8)	$9.4	$13.2	$(1.6)	$11.6
Developed technology	1.8	3.6	(1.4)	2.2	3.6	(0.2)	3.4
Agency and carrier relationships	7.9	13.5	(0.1)	13.4	—	—	—
State licenses	Indefinite	7.1	—	7.1	—	—	—
VOBA	1.7	0.1	—	0.1	—	—	—
Other	7.3	1.9	(0.2)	1.7	0.7	(0.1)	0.6

Total intangible assets, net		$39.4	$(5.5)	$33.9	$17.5	$(1.9)	$15.6

Schedule of projected annual amortization expense of intangible assets
As of December 31, 2020, the projected annual amortization expense for the Company’s intangible assets for the next five years is as follows (in millions):

Year ending December 31,
2021	$5.4
2022	5.2
2023	4.1
2024	4.1
2025	2.5
Thereafter	5.5

Total	$26.8